Carrying Amount of Goodwill by Reporting Unit (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010		Feb. 01, 2009
Goodwill [Line Items]
Gross Goodwill		$ 4,318	$ 4,428
Accumulated Impairments		(1,167)	(1,278)
Net Goodwill	3,279	3,151	3,150	3,149	[1]	3,368
Water Works
Goodwill [Line Items]
Gross Goodwill		1,867	1,855
Accumulated Impairments		(815)	(815)
Net Goodwill		1,052	1,040
Facilities Maintenance
Goodwill [Line Items]
Gross Goodwill		1,474	1,474
Net Goodwill		1,474	1,474
White Cap
Goodwill [Line Items]
Gross Goodwill		183	183
Accumulated Impairments		(74)	(74)
Net Goodwill		109	109
Utilities
Goodwill [Line Items]
Gross Goodwill		285	296
Accumulated Impairments		(99)	(99)
Net Goodwill		186	197
Crown Bolt
Goodwill [Line Items]
Gross Goodwill		215	215
Net Goodwill		215	215
Repair And Remodel
Goodwill [Line Items]
Gross Goodwill		125	125
Accumulated Impairments		(30)	(30)
Net Goodwill		95	95
Electrical
Goodwill [Line Items]
Gross Goodwill		20	20
Net Goodwill		20	20
Industrial Pipes Valves And Fittings
Goodwill [Line Items]
Gross Goodwill		82	82
Accumulated Impairments		(82)	(82)
Creative Touch Interiors
Goodwill [Line Items]
Gross Goodwill		67	67
Accumulated Impairments		(67)	(67)
Plumbing
Goodwill [Line Items]
Gross Goodwill			111
Accumulated Impairments			$ (111)

[1]	Does not sum due to rounding